Leases - Schedule of Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Remainder of 2026	$ 383
2027	2,451
2028	3,468
2029	3,396
2030 and Thereafter	31,861
Total future minimum lease payments	41,559
Less: imputed interest	(14,042)
Total operating lease liabilities	27,517
Less: current portion of operating lease liabilities	(1,482)	$ (1,074)
Long-term portion of operating lease liabilities	$ 26,035	$ 7,185